REIMBURSEMENT RIGHTS AND OBLIGATIONS - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Definitive write-off amount under CCC - PECLD Provision	R$ 2,282,037
Negative variation recorded by energy supplied under Deviation from Angra 2	267,111
Balance generated by electric power trading operations under PROINFA	R$ 423,097	R$ 546,134